Investments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments
12. Investments
a. Joint Ventures
The Company holds an interest in Refinaria de Petróleo Riograndense (“RPR”), which is primarily engaged in oil refining.
The subsidiary Ultracargo – Operações Logísticas e Participações Ltda. (“Ultracargo Participações”) holds an interest in União Vopak – Armazéns Gerais Ltda. (“União Vopak”), which is primarily engaged in liquid bulk storage in the port of Paranaguá.
The subsidiary IPP holds an interest in ConectCar, which is primarily engaged in automatic payment of tolls and parking in the States of Bahia, Ceará, Espírito Santo, Goiás, Mato Grosso, Mato Grosso do Sul, Minas Gerais, Paraná, Pernambuco, Rio de Janeiro, Rio Grande do Sul, Santa Catarina, São Paulo and Distrito Federal.
On September 23, 2019, for the port concession BEL02A at the port of Miramar, Latitude Logística Portuária S.A. (“Latitude”) was incorporated. On August 5, 2019, Navegantes Logística Portuária S.A. (“Navegantes”) was incorporated for the port of Vitória. On August 19, 2019, in the city of Cabedelo, Nordeste Logística I S.A. (“Nordeste Logística I”), Nordeste Logística II S.A. (“Nordeste Logística II”) and Nordeste Logística III S.A. (“Nordeste Logística III”) were incorporated (see Note 35.c).
These investments are accounted for under the equity method of accounting based on their financial statements as of December 31, 2019.
Balances and changes in joint ventures are as follows:

	União Vopak	RPR	ConectCar	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III	Total
Balance as of December 31, 2016	4,518	45,409	66,215	—	—	—	—	—	116,142
Capital increase	—	—	16,000	—	—	—	—	—	16,000
Valuation adjustments	—	4,079	—	—	—	—	—	—	4,079
Dividends and interest on equity (gross)	—	(30,959)	—	—	—	—	—	—	(30,959)
Share of profit (loss) of joint ventures	1,578	36,210	(20,989)	—	—	—	—	—	16,799

Balance as of December 31, 2017	6,096	54,739	61,226	—	—	—	—	—	122,061
Capital increase	—	—	31,908	—	—	—	—	—	31,908
Valuation adjustments	—	(3,704)	—	—	—	—	—	—	(3,704)
Dividends and interest on equity (gross)	—	(32,065)	—	—	—	—	—	—	(32,065)
Share of profit (loss) of joint ventures	1,350	1,148	(18,744)	—	—	—	—	—	(16,246)

Balance as of December 31, 2018	7,446	20,118	74,390	—	—	—	—	—	101,954
Capital increase	0	0	35,000	10,351	23,581	1,930	4,183	4,079	79,124
Valuation adjustments	0	(7,771)	0	0	0	0	0	0	(7,771)
Dividends and interest on equity (gross)	(1,474)	(4,295)	0	0	0	0	0	0	(5,769)
Share of profit (loss) of joint ventures	1,370	10,740	(26,572)	0	0	0	0	0	(14,462)

Balance as of December 31, 2019	7,342	18,792	82,818	10,351	23,581	1,930	4,183	4,079	153,076

The table below presents the statements of financial position and statements of profit or loss of joint ventures:

	12/31/2019
	União Vopak	RPR	ConectCar
Current assets	6,818	428,880	159,972
Non-current assets	9,182	133,565	161,817
Current liabilities	1,116	418,289	155,542
Non-current liabilities	200	87,562	612
Equity	14,684	56,594	165,635
Net revenue from sales and services	15,400	2,156,432	80,387
Costs, operating expenses and income	(12,083)	(2,130,323)	(136,764)
Net financial income and income and social contribution taxes	(577)	6,237	3,234
Net income (loss)	2,740	32,346	(53,143)
Number of shares or units held	29,995	5,078,888	228,768,000
% of capital held	50	33	50

	12/31/2018
	União Vopak	RPR	ConectCar
Current assets	8,432	370,250	129,152
Non-current assets	8,552	147,054	150,054
Current liabilities	1,814	385,079	130,414
Non-current liabilities	280	71,635	14
Equity	14,890	60,590	148,778
Net revenue from sales and services	16,938	2,092,548	57,506
Costs, operating expenses and income	(13,154)	(2,083,592)	(114,336)
Net financial income and income and social contribution taxes	(1,084)	(261)	19,343
Net income (loss)	2,700	8,695	(37,487)
Number of shares or units held	29,995	5,078,888	193,768,000
% of capital held	50	33	50

	12/31/2017
	União Vopak	RPR	ConectCar
Net revenue from sales and services	15,260	1,579,286	33,935
Costs, operating expenses and income	(10,852)	(1,433,030)	(100,444)
Net financial income and income and social contribution taxes	(1,252)	(37,193)	24,530
Net income (loss)	3,156	109,063	(41,979)
Number of shares or units held	29,995	5,078,888	169,860,500
% of capital held	50	33	50
The percentages in the table above are rounded.

b. Associates
Subsidiary IPP holds an interest in Transportadora Sulbrasileira de Gás S.A., which is primarily engaged in natural gas transportation services.
Subsidiary Oxiteno S.A. holds an interest in Oxicap Indústria de Gases Ltda. (“Oxicap”), which is primarily engaged in the supply of nitrogen and oxygen for its shareholders in the Mauá petrochemical complex.
Due to incorporation of the subsidiary Oxiteno Nordeste, the subsidiary Oxiteno S.A. holds an interest in Química da Bahia Indústria e Comércio S.A., which is primarily engaged in manufacturing, marketing, and processing of chemicals. The operations of this associate are currently suspended.
Subsidiary Companhia Ultragaz S.A. (“Cia. Ultragaz”) holds an interest in Metalúrgica Plus S.A., which is primarily engaged in the manufacture and trading of LPG containers. The operations of this associate are currently suspended.
Subsidiary Cia. Ultragaz holds an interest in Plenogás Distribuidora de Gás S.A., which is primarily engaged in the marketing of LPG. The operations of this associate are currently suspended.
The investment of subsidiary Oxiteno S.A. in the associate Oxicap is accounted for under the equity method of accounting based on its financial information as of November 30, 2019, while the other associates are valued based on the financial statements as of December 31, 2019.

Balances and changes in associates are as follows:

	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.	Total
Balance as of December 31, 2016	6,001	12,981	3,678	71	—	22,731
Dividends	(865)	—	—	—	(399)	(1,264)
Share of profit (loss) of associates	1,212	1,477	(60)	269	976	3,874

Balance as of December 31, 2017	6,348	14,458	3,618	340	577	25,341
Capital reduction	(1,250)	—	—	—	—	(1,250)
Dividends	(984)	—	—	—	(236)	(1,220)
Share of profit (loss) of associates	575	908	(28)	(112)	124	1,467

Balance as of December 31, 2018	4,689	15,366	3,590	228	465	24,338
Dividends	(818)	0	0	0	(87)	(905)
Share of profit (loss) of associates	1,790	568	(36)	(90)	85	2,317

Balance as of December 31, 2019	5,661	15,934	3,554	138	463	25,750

The table below presents the statements of financial position and statements of profit or loss of associates:

	12/31/2019
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	12,172	45,178	71	40	151
Non-current assets	14,041	84,705	10,147	703	2,440
Current liabilities	2,944	11,041	0	25	34
Non-current liabilities	626	9,634	3,110	302	1,167
Equity	22,643	109,208	7,108	416	1,390
Net revenue from sales and services	12,348	43,463	0	0	0
Costs, operating expenses and income	(4,815)	(36,791)	(84)	(213)	285
Net financial income and income and social contribution taxes	(157)	(2,483)	12	(57)	(29)
Net income (loss)	7,376	4,189	(72)	(270)	256
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2018
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	7,803	38,714	51	19	64
Non-current assets	15,254	85,395	10,238	990	2,791
Current liabilities	3,963	9,777	—	21	123
Non-current liabilities	332	8,888	3,109	302	1,334
Equity	18,762	105,444	7,180	686	1,398
Net revenue from sales and services	10,595	53,288	—	—	—
Costs, operating expenses and income	(7,957)	(43,814)	(78)	(266)	399
Net financial income and income and social contribution taxes	(211)	(3,453)	22	(69)	(27)
Net income (loss)	2,427	6,021	(56)	(335)	372
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2017
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Net revenue from sales and services	10,522	52,709	—	—	—
Costs, operating expenses and income	(5,649)	(40,769)	(90)	673	628
Net financial income and income and social contribution taxes	—	(2,144)	(31)	179	15
Net income (loss)	4,873	9,796	(121)	852	643
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33
The percentages in the table above are rounded.